DBX ETF Trust | 1
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.5%
Australia — 8.8%
AGL Energy Ltd.
2,556 15,756
ALS Ltd.
6,058 88,713
AMP Ltd.
5,747 6,539
Ampol Ltd.
1,023 20,643
Ansell Ltd.
1,031 25,348
ANZ Group Holdings Ltd.
1,119 25,420
APA Group (a)
7,314 44,416
Aristocrat Leisure Ltd.
1,726 66,036
ASX Ltd.
769 29,351
Atlas Arteria Ltd. (a)
6,306 20,595
Aurizon Holdings Ltd.
30,798 72,306
Bank of Queensland Ltd.
2,518 10,634
Beach Energy Ltd.
14,061 10,881
Bendigo & Adelaide Bank Ltd.
1,384 9,294
BHP Group Ltd.
845 23,091
BlueScope Steel Ltd.
7,065 112,448
Brambles Ltd.
10,995 173,485
CAR Group Ltd.
755 17,216
Challenger Ltd.
1,633 9,510
Charter Hall Group REIT
3,297 53,752
Cleanaway Waste Management
Ltd.
16,723 29,501
Cochlear Ltd.
275 50,327
Coles Group Ltd.
9,994 146,287
Commonwealth Bank of
Australia
14 1,400
Computershare Ltd.
10,038 236,327
CSL Ltd.
212 25,901
Deterra Royalties Ltd.
4,031 10,706
Dexus REIT
2,048 9,616
Downer EDI Ltd.
20,492 106,300
Dyno Nobel Ltd.
3,221 7,203
EBOS Group Ltd.
1,201 19,649
Endeavour Group Ltd.
13,881 33,682
Evolution Mining Ltd.
8,881 69,191
Fortescue Ltd.
3,907 54,857
Goodman Group REIT
1,146 22,306
Harvey Norman Holdings Ltd.
10,201 46,427
HUB24 Ltd.
177 12,037
Iluka Resources Ltd.
1,367 5,782
Insurance Australia Group Ltd.
33,322 169,576
JB Hi-Fi Ltd.
2,846 183,244
Lottery Corp. Ltd.
14,103 50,591
Macquarie Group Ltd.
88 11,371
Magellan Financial Group Ltd.
1,228 7,659
Medibank Pvt Ltd.
79,252 246,874
Metcash Ltd.
20,509 49,764
Mirvac Group REIT
3,882 5,499
Netwealth Group Ltd.
605 11,339
New Hope Corp. Ltd.
2,839 7,112
Number
of Shares Value $
Northern Star Resources Ltd.
2,610 46,488
Orica Ltd.
3,213 50,233
Origin Energy Ltd.
11,045 84,602
Orora Ltd.
3,942 5,765
Pro Medicus Ltd.
69 12,061
Qantas Airways Ltd.
23,906 156,462
QBE Insurance Group Ltd.
20,256 255,715
Qube Holdings Ltd.
13,040 41,561
Ramsay Health Care Ltd.
1,697 40,966
REA Group Ltd.
151 19,400
Region Group REIT
21,483 33,672
Rio Tinto Ltd.
2,542 220,517
Santos Ltd.
12,410 52,412
Scentre Group REIT
17,044 45,604
SEEK Ltd.
1,082 17,370
SGH Ltd.
688 21,337
Sims Ltd.
4,793 53,750
Sonic Healthcare Ltd.
4,808 73,561
South32 Ltd.
25,283 53,390
Steadfast Group Ltd.
21,382 72,776
Stockland REIT
20,314 80,198
Suncorp Group Ltd.
10,172 117,139
Technology One Ltd.
2,140 42,243
Telstra Group Ltd.
19,502 62,924
TPG Telecom Ltd.
2,669 6,564
Transurban Group (a)
3,396 33,251
Treasury Wine Estates Ltd.
2,352 8,977
Vicinity Ltd. REIT
61,205 98,740
Washington H Soul Pattinson &
Co. Ltd.
1,865 46,256
Wesfarmers Ltd.
1,464 78,612
Westpac Banking Corp.
230 5,670
Whitehaven Coal Ltd.
1,283 5,831
Woodside Energy Group Ltd.
5,523 90,296
Woolworths Group Ltd.
6,511 125,194
Worley Ltd.
2,429 21,250
Yancoal Australia Ltd.
1,544 5,508
(Cost $4,025,349)
4,652,257
Austria — 0.6%
ANDRITZ AG
927 66,970
BAWAG Group AG, 144A *
360 48,214
Erste Group Bank AG
140 15,297
OMV AG
1,233 68,228
Raiffeisen Bank International AG
140 5,677
Strabag SE
741 66,304
Telekom Austria AG
3,094 32,029
Verbund AG
371 27,341
(Cost $289,277)
330,060
Belgium — 0.8%
Ackermans & van Haaren NV
373 95,408
Ageas SA/NV
702 47,986

2 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Anheuser-Busch InBev SA/NV
229 14,091
D'ieteren Group
400 69,633
Elia Group SA/NV
101 12,202
Groupe Bruxelles Lambert NV
110 9,517
KBC Group NV
114 14,044
Lotus Bakeries NV
1 8,983
Sofina SA
308 86,932
Syensqo SA
95 7,746
UCB SA
99 27,632
Warehouses De Pauw CVA REIT
1,156 30,025
(Cost $378,388)
424,199
Bermuda — 0.3%
Hiscox Ltd.
(Cost $144,942)
8,498 150,882
Canada — 6.2%
Agnico Eagle Mines Ltd.
224 39,173
Alamos Gold, Inc., Class A
547 20,702
Alimentation Couche-Tard, Inc.
1,518 83,117
AltaGas Ltd.
4,021 124,375
ARC Resources Ltd.
1,968 35,307
AtkinsRealis Group Inc.
709 44,110
Bank of Montreal
12 1,523
Bank of Nova Scotia
182 12,656
Barrick Mining Corp.
1,719 72,050
BCE, Inc.
748 17,664
Brookfield Corp.
36 1,704
CAE, Inc. *
1,543 42,315
Canadian Imperial Bank of
Commerce
334 28,950
Canadian National Railway Co.
280 26,880
Canadian Natural Resources Ltd.
618 20,964
Canadian Pacific Kansas City
Ltd.
194 14,087
Canadian Tire Corp. Ltd., Class A
1,168 142,451
Celestica, Inc. *
23 7,921
Cenovus Energy, Inc.
916 16,381
CGI, Inc.
487 43,483
Constellation Software, Inc.
3 7,279
Descartes Systems Group, Inc. *
166 13,668
Dollarama, Inc.
448 64,257
Element Fleet Management
Corp.
1,680 44,867
Emera, Inc.
2,560 124,543
Enbridge, Inc.
339 16,519
Fairfax Financial Holdings Ltd.
151 260,648
FirstService Corp.
148 23,329
Fortis, Inc.
782 41,096
Franco-Nevada Corp.
268 56,164
George Weston Ltd.
1,379 94,795
GFL Environmental, Inc.
332 15,142
Gildan Activewear, Inc.
2,018 116,081
Number
of Shares Value $
Great-West Lifeco, Inc.
165 7,668
Hydro One Ltd., 144A
1,422 55,837
iA Financial Corp., Inc.
490 58,018
Imperial Oil Ltd.
377 37,780
Intact Financial Corp.
429 87,828
Keyera Corp.
1,874 60,694
Kinross Gold Corp.
1,767 49,915
Loblaw Cos. Ltd.
1,542 68,580
Lundin Gold, Inc.
102 8,617
Lundin Mining Corp.
562 10,526
Magna International, Inc.
3,508 172,097
Manulife Financial Corp.
876 31,086
Metro, Inc.
2,423 174,262
National Bank of Canada
73 8,847
Nutrien Ltd.
280 16,329
Open Text Corp.
828 27,945
Pan American Silver Corp.
386 17,538
Pembina Pipeline Corp.
396 15,388
Power Corp. of Canada
1,150 58,694
Restaurant Brands International,
Inc.
846 61,621
Royal Bank of Canada
36 5,582
Saputo, Inc.
2,258 64,158
Stantec, Inc.
948 91,390
Sun Life Financial, Inc.
606 36,007
Suncor Energy, Inc.
2,187 98,584
TC Energy Corp.
1,011 54,754
TELUS Corp.
2,528 33,258
Thomson Reuters Corp.
54 7,342
TMX Group Ltd.
499 18,363
Toronto-Dominion Bank
93 7,849
Tourmaline Oil Corp.
718 33,128
Waste Connections, Inc.
175 31,146
Wheaton Precious Metals Corp.
344 37,871
Whitecap Resources, Inc.
3,024 25,358
WSP Global, Inc.
107 18,763
(Cost $2,730,907)
3,267,024
Chile — 0.0%
Antofagasta PLC
(Cost $4,132)
291 10,634
China — 0.0%
Lenovo Group Ltd.
12,568 15,626
Shenzhou International Group
Holdings Ltd.
615 5,470
(Cost $13,805)
21,096
Denmark — 0.5%
A.P. Moller — Maersk A/S, Class
A
9 18,041
A.P. Moller — Maersk A/S, Class
B
10 20,006
Carlsberg AS, Class B
653 81,134

DBX ETF Trust | 3
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Coloplast A/S, Class B
62 5,595
Danske Bank A/S
134 6,163
Demant A/S *
106 3,611
DSV A/S
64 14,594
Genmab A/S *
159 50,377
Pandora A/S
137 16,375
ROCKWOOL A/S, Class B
417 14,090
Tryg A/S
1,467 36,359
(Cost $239,247)
266,345
Finland — 1.5%
Elisa OYJ
1,253 54,851
Fortum OYJ
2,408 49,451
Kesko OYJ, Class B
4,042 86,079
Kone OYJ, Class B
1,439 97,764
Metso Corp.
1,650 27,153
Nokia OYJ
12,174 74,062
Nordea Bank Abp
3,211 56,792
Orion OYJ, Class B
1,389 99,380
Sampo OYJ, Class A
8,796 103,460
Stora Enso OYJ, Class R
1,279 15,036
UPM-Kymmene OYJ
1,261 34,406
Valmet OYJ
2,031 66,257
Wartsila OYJ Abp
1,782 57,721
(Cost $707,530)
822,412
France — 4.7%
Accor SA
939 50,804
Aeroports de Paris SA
101 14,804
Air Liquide SA
119 22,804
Airbus SE
72 17,084
Alstom SA *
465 12,164
Amundi SA, 144A
268 21,461
Arkema SA
299 18,200
AXA SA
382 17,246
Ayvens SA, 144A
5,012 64,565
BioMerieux
245 30,680
BNP Paribas SA
51 4,362
Bollore SE
3,640 20,193
Bouygues SA
3,954 197,411
Bureau Veritas SA
1,510 48,332
Capgemini SE
64 10,012
Carrefour SA
5,400 83,131
Cie de Saint-Gobain SA
493 49,171
Cie Generale des Etablissements
Michelin SCA
3,153 103,007
Credit Agricole SA
408 7,822
Danone SA
728 65,056
Dassault Aviation SA
129 40,512
Dassault Systemes SE
100 2,798
Edenred SE
1,038 22,274
Eiffage SA
2,437 336,563
Engie SA
7,494 190,468
Number
of Shares Value $
EssilorLuxottica SA
31 11,106
FDJ UNITED
210 5,912
Gecina SA REIT
38 3,524
Getlink SE
1,645 29,744
Ipsen SA
216 31,159
Kering SA
42 14,272
Klepierre SA REIT
1,144 44,557
Legrand SA
307 46,513
L'Oreal SA
13 5,667
Orange SA
15,668 258,024
Pernod Ricard SA
202 18,187
Publicis Groupe SA
393 38,303
Renault SA
229 9,161
Rexel SA
919 34,972
Safran SA
63 21,225
Sanofi SA
128 12,740
Schneider Electric SE
38 10,187
SCOR SE
303 9,769
SEB SA
72 4,071
Societe Generale SA
136 9,461
Sodexo SA
349 18,445
SPIE SA
2,114 114,623
Teleperformance SE
124 8,525
Thales SA
135 35,314
TotalEnergies SE
288 18,985
Veolia Environnement SA
3,629 123,359
Vinci SA
808 114,637
Wendel SE
158 14,743
(Cost $2,176,237)
2,518,109
Germany — 3.7%
adidas AG
43 8,005
Allianz SE
35 15,123
Aumovio SE *
564 24,284
BASF SE
896 46,689
Bayer AG
337 11,923
Bayerische Motoren Werke AG
342 34,944
Bechtle AG
540 27,825
Beiersdorf AG
144 15,485
Brenntag SE
293 16,815
Continental AG
1,125 84,265
CTS Eventim AG & Co. KGaA
318 31,130
Daimler Truck Holding AG
788 33,352
Deutsche Boerse AG
38 10,165
Deutsche Lufthansa AG
5,824 55,897
Deutsche Post AG
2,480 129,028
Deutsche Telekom AG
1,003 32,314
DWS Group GmbH & Co. KGaA,
144A (b)
400 24,836
E.ON SE
6,497 115,741
Evonik Industries AG
1,571 24,194
Fielmann Group AG
280 14,249

4 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Fraport AG Frankfurt Airport
Services Worldwide *
273 22,923
Fresenius Medical Care AG
1,096 52,469
Fresenius SE & Co. KGaA
870 47,788
FUCHS SE
529 18,756
GEA Group AG
2,948 199,804
Hannover Rueck SE
119 35,825
Heidelberg Materials AG
368 94,513
Henkel AG & Co. KGaA
260 19,523
HOCHTIEF AG
153 54,122
Infineon Technologies AG
411 17,329
KION Group AG
137 10,263
Knorr-Bremse AG
225 23,867
Mercedes-Benz Group AG
883 59,600
Merck KGaA
127 17,097
MTU Aero Engines AG
127 51,925
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
56 35,355
Nemetschek SE
26 2,904
Rational AG
5 3,737
Rheinmetall AG
3 5,155
RWE AG
6,549 332,444
Scout24 SE, 144A
692 70,753
Siemens AG
56 14,837
Siemens Energy AG *
19 2,542
Siemens Healthineers AG, 144A
92 4,574
Symrise AG
113 9,369
Talanx AG
144 18,717
Traton SE
195 6,644
(Cost $1,571,314)
1,989,099
Greece — 0.1%
Metlen Energy & Metals PLC *
(Cost $56,407)
949 48,570
Hong Kong — 3.2%
AIA Group Ltd.
4,226 43,749
Bank of East Asia Ltd.
13,060 22,025
BOC Hong Kong Holdings Ltd.
9,068 43,630
Budweiser Brewing Co. APAC
Ltd., 144A
5,357 5,511
Cathay Pacific Airways Ltd.
41,617 64,465
Chow Tai Fook Jewellery Group
Ltd.
5,282 9,261
CK Asset Holdings Ltd.
13,980 71,681
CK Hutchison Holdings Ltd.
25,936 183,054
CK Infrastructure Holdings Ltd.
2,128 14,732
CLP Holdings Ltd.
9,166 80,057
CTF Services Ltd.
10,412 10,137
Dah Sing Banking Group Ltd.
5,877 8,281
DFI Retail Group Holdings Ltd.
4,669 16,061
First Pacific Co. Ltd.
53,807 43,264
Galaxy Entertainment Group Ltd.
2,888 14,927
Number
of Shares Value $
Hang Lung Group Ltd.
12,513 25,121
Hang Lung Properties Ltd.
4,885 5,647
Hang Seng Bank Ltd.
1,950 38,120
Henderson Land Development
Co. Ltd.
1,697 6,395
Hong Kong & China Gas Co. Ltd.
58,915 54,786
Hong Kong Exchanges &
Clearing Ltd.
199 10,505
Hutchison Port Holdings Trust,
Class U
215,000 45,150
Jardine Matheson Holdings Ltd.
3,331 218,514
Johnson Electric Holdings Ltd.
3,317 12,756
Kerry Properties Ltd.
2,427 6,559
KLN Logistics Group Ltd.
5,673 5,122
MTR Corp. Ltd.
8,629 34,225
PCCW Ltd.
54,934 42,335
Power Assets Holdings Ltd.
8,226 54,994
Prudential PLC
2,874 41,641
Shangri-La Asia Ltd.
8,580 4,981
Sino Land Co. Ltd.
19,762 26,500
SITC International Holdings Co.
Ltd.
3,679 12,636
Sun Hung Kai Properties Ltd.
3,081 39,019
Swire Pacific Ltd., Class A
1,561 13,383
Swire Pacific Ltd., Class B
6,760 10,315
Techtronic Industries Co. Ltd.
909 10,636
VTech Holdings Ltd.
6,793 54,881
WH Group Ltd., 144A
258,251 270,007
Xinyi Glass Holdings Ltd.
10,798 11,886
Yue Yuen Industrial Holdings
Ltd.
7,268 15,356
(Cost $1,394,921)
1,702,305
Ireland — 0.4%
AIB Group PLC
4,457 45,777
Bank of Ireland Group PLC
1,381 25,579
DCC PLC
777 51,415
Experian PLC
585 25,758
James Hardie Industries PLC
CDI *
310 6,174
Kerry Group PLC, Class A
547 50,754
Kingspan Group PLC
98 8,399
(Cost $198,565)
213,856
Israel — 4.1%
Airport City Ltd. *
664 12,464
Amot Investments Ltd.
8,363 62,370
Azrieli Group Ltd.
207 20,989
Bank Hapoalim BM
10,105 218,110
Bank Leumi Le-Israel BM
12,496 261,389
Bezeq The Israeli
Telecommunication Corp. Ltd.
99,816 196,131
Big Shopping Centers Ltd.
403 90,327
Clal Insurance Enterprises
Holdings Ltd.
818 47,212

DBX ETF Trust | 5
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Delek Group Ltd.
60 15,739
Elbit Systems Ltd.
121 56,709
Energix-Renewable Energies Ltd.
822 3,590
Enlight Renewable Energy Ltd. *
724 28,532
Fattal Holdings 1998 Ltd. *
53 9,594
FIBI Holdings Ltd.
484 39,679
First International Bank Of Israel
Ltd.
877 65,998
Gav-Yam Lands Corp. Ltd.
591 6,907
Harel Insurance Investments &
Financial Services Ltd.
324 12,032
ICL Group Ltd.
23,384 129,289
Israel Corp. Ltd.
141 38,901
Israel Discount Bank Ltd., Class
A
17,326 180,945
Melisron Ltd.
787 98,000
Menora Mivtachim Holdings Ltd.
264 29,233
Migdal Insurance & Financial
Holdings Ltd.
7,500 30,409
Mivne Real Estate KD Ltd.
11,556 49,658
Mizrahi Tefahot Bank Ltd.
2,145 149,892
Next Vision Stabilized Systems
Ltd.
125 5,398
Nice Ltd. *
70 7,300
Nova Ltd. *
53 16,516
OPC Energy Ltd. *
659 13,603
Phoenix Financial Ltd.
2,212 88,871
Shapir Engineering and Industry
Ltd.
561 5,049
Shufersal Ltd.
8,448 101,202
Strauss Group Ltd.
2,352 70,793
Teva Pharmaceutical Industries
Ltd. *
143 3,750
Tower Semiconductor Ltd. *
212 22,479
(Cost $1,507,410)
2,189,060
Italy — 2.1%
A2A SpA
16,410 44,926
Banca Mediolanum SpA
899 19,239
Banco BPM SpA
2,599 37,447
BPER Banca SPA
1,029 12,396
Brunello Cucinelli SpA
51 5,425
Buzzi SpA
1,933 119,122
DiaSorin SpA
27 1,936
Enel SpA
6,979 72,150
Eni SpA
2,481 46,449
Ferrari NV
21 8,233
FinecoBank Banca Fineco SpA
1,162 28,522
Generali
749 29,711
Hera SpA
9,665 46,258
Infrastrutture Wireless Italiane
SpA, 144A
1,116 10,213
Interpump Group SpA
373 18,960
Intesa Sanpaolo SpA
1,983 12,856
Number
of Shares Value $
Italgas SpA
15,839 178,765
Leonardo SpA
687 37,401
Mediobanca Banca di Credito
Finanziario SpA
389 7,551
Moncler SpA
780 52,612
Nexi SpA, 144A
1,823 8,503
Pirelli & C SpA, 144A
6,803 47,292
Poste Italiane SpA, 144A
813 19,446
Prysmian SpA
127 12,720
Recordati Industria Chimica e
Farmaceutica SpA
371 21,916
Reply SpA
123 16,359
Snam SpA
8,482 56,444
Telecom Italia SpA *
8,631 4,856
Telecom Italia SpA-RSP *
9,871 6,310
Terna - Rete Elettrica Nazionale
7,557 79,704
UniCredit SpA
151 11,231
Unipol Assicurazioni SpA
1,890 43,331
(Cost $789,955)
1,118,284
Japan — 30.4%
ABC-Mart, Inc.
919 15,986
Acom Co. Ltd.
378 1,151
Activia Properties, Inc. REIT
12 11,027
Advance Residence Investment
Corp. REIT
7 7,675
Aeon Co. Ltd.
3,211 58,181
AEON REIT Investment Corp.
REIT
9 7,838
AGC, Inc.
1,090 37,726
Aica Kogyo Co. Ltd.
1,864 42,619
Air Water, Inc.
5,085 71,754
Aisin Corp.
9,622 171,414
Ajinomoto Co., Inc.
2,389 55,465
Alfresa Holdings Corp.
1,285 19,458
Alps Alpine Co. Ltd.
1,748 22,711
Amada Co. Ltd.
6,676 79,487
Amano Corp.
1,005 27,113
ANA Holdings, Inc.
1,100 20,770
Asahi Group Holdings Ltd.
3,276 38,050
Asahi Intecc Co. Ltd.
532 9,977
Asahi Kasei Corp.
14,831 123,932
Asics Corp.
87 2,086
Astellas Pharma, Inc.
1,176 14,838
Azbil Corp.
7,452 70,342
Bandai Namco Holdings, Inc.
3,148 92,332
Bic Camera, Inc.
2,155 22,075
BIPROGY, Inc.
1,254 48,384
Blue Zones Holdings Co. Ltd.
448 24,661
Bridgestone Corp.
2,418 113,470
Brother Industries Ltd.
2,317 46,399
Calbee, Inc.
480 9,152
Canon Marketing Japan, Inc.
1,516 66,459

6 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Canon, Inc.
2,290 67,592
Capcom Co. Ltd.
1,195 29,276
Casio Computer Co. Ltd.
837 6,927
Central Japan Railway Co.
1,843 50,406
Chiba Bank Ltd.
700 7,377
Chubu Electric Power Co., Inc.
12,567 196,498
Chugai Pharmaceutical Co. Ltd.
70 3,756
Chugin Financial Group, Inc.
606 9,060
Chugoku Electric Power Co., Inc.
3,242 21,232
Coca-Cola Bottlers Japan
Holdings, Inc.
1,000 18,494
COMSYS Holdings Corp.
3,577 98,657
Cosmo Energy Holdings Co. Ltd.
620 16,111
Cosmos Pharmaceutical Corp.
614 29,388
CyberAgent, Inc.
1,460 13,066
Dai Nippon Printing Co. Ltd.
5,514 93,284
Daicel Corp.
5,135 43,255
Daido Steel Co. Ltd.
1,012 10,253
Daifuku Co. Ltd.
2,419 76,593
Dai-ichi Life Holdings, Inc.
1,701 13,282
Daikin Industries Ltd.
390 50,696
Daito Trust Construction Co. Ltd.
4,505 86,203
Daiwa House Industry Co. Ltd.
2,134 72,847
Daiwa House REIT Investment
Corp. REIT
12 10,889
Daiwa Office Investment Corp.
REIT
3 7,325
Daiwa Securities Living
Investments Corp. REIT
10 7,286
Denso Corp.
4,257 56,183
Dentsu Soken, Inc.
119 6,024
DIC Corp.
1,397 34,726
Disco Corp.
8 2,242
DMG Mori Co. Ltd.
279 4,899
Dowa Holdings Co. Ltd.
125 4,871
East Japan Railway Co.
2,862 74,205
Ebara Corp.
2,170 56,847
Electric Power Development
Co. Ltd.
5,042 101,680
ENEOS Holdings, Inc.
23,601 155,550
EXEO Group, Inc.
2,848 44,842
Ezaki Glico Co. Ltd.
450 15,860
FANUC Corp.
1,905 61,356
Fast Retailing Co. Ltd.
23 8,422
Food & Life Cos. Ltd.
210 9,460
FP Corp.
404 7,008
Frontier Real Estate Investment
Corp. REIT
22 13,393
Fuji Electric Co. Ltd.
763 53,197
FUJIFILM Holdings Corp.
1,254 27,001
Fujitec Co. Ltd.
764 27,843
Fujitsu Ltd.
1,666 44,274
Fukuoka Financial Group, Inc.
392 12,075
Number
of Shares Value $
Furukawa Electric Co. Ltd.
200 12,724
Fuyo General Lease Co. Ltd.
188 5,038
GLP J REIT
11 10,433
GMO internet group, Inc.
300 7,711
Goldwin, Inc.
627 11,857
GS Yuasa Corp.
638 16,996
Gunma Bank Ltd.
363 4,035
Hachijuni Bank Ltd.
1,098 11,775
Hakuhodo DY Holdings, Inc.
2,135 16,144
Hamamatsu Photonics KK
576 5,860
Hankyu Hanshin Holdings, Inc.
967 24,297
Haseko Corp.
1,772 33,918
Hikari Tsushin, Inc.
65 18,094
Hirogin Holdings, Inc.
600 5,954
Hirose Electric Co. Ltd.
255 28,801
Hisamitsu Pharmaceutical Co.,
Inc.
571 15,690
Hitachi Construction Machinery
Co. Ltd.
809 23,562
Hitachi Ltd.
612 19,484
Honda Motor Co. Ltd.
3,377 34,019
Horiba Ltd.
434 40,202
Hoshizaki Corp.
1,029 34,751
House Foods Group, Inc.
1,157 21,694
Hoya Corp.
158 23,743
Hulic Co. Ltd.
5,208 57,487
Idemitsu Kosan Co. Ltd.
10,125 75,070
IHI Corp.
693 12,370
Iida Group Holdings Co. Ltd.
1,318 20,946
Industrial & Infrastructure Fund
Investment Corp. REIT
12 11,604
INFRONEER Holdings, Inc.
1,895 24,354
Inpex Corp.
4,075 86,984
Internet Initiative Japan, Inc.
600 11,046
Invincible Investment Corp. REIT
51 21,831
Isetan Mitsukoshi Holdings Ltd.
1,213 18,939
Isuzu Motors Ltd.
3,042 46,268
Ito En Ltd.
300 6,240
ITOCHU Corp.
635 38,088
Itoham Yonekyu Holdings, Inc.
560 20,634
Iwatani Corp.
1,496 16,307
Iyogin Holdings, Inc.
527 8,669
Izumi Co. Ltd.
246 4,672
J. Front Retailing Co. Ltd.
1,731 24,997
Japan Airlines Co. Ltd.
2,422 45,212
Japan Airport Terminal Co. Ltd.
425 12,329
Japan Hotel REIT Investment
Corp. REIT
28 15,485
Japan Logistics Fund, Inc. REIT
10 6,639
Japan Metropolitan Fund Invest
REIT
19 14,988
Japan Post Holdings Co. Ltd.
1,052 10,348
Japan Post Insurance Co. Ltd.
400 11,137

DBX ETF Trust | 7
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Japan Prime Realty Investment
Corp. REIT
20 13,624
Japan Real Estate Investment
Corp. REIT
27 23,133
Japan Tobacco, Inc.
507 19,062
JFE Holdings, Inc.
1,865 22,887
JGC Holdings Corp.
1,947 23,762
JTEKT Corp.
2,752 29,936
Justsystems Corp.
123 4,043
JX Advanced Metals Corp.
549 5,872
Kagome Co. Ltd.
265 4,631
Kajima Corp.
2,477 92,382
Kakaku.com, Inc.
431 6,363
Kamigumi Co. Ltd.
3,355 107,304
Kandenko Co. Ltd.
2,595 82,282
Kaneka Corp.
1,222 34,377
Kansai Electric Power Co., Inc.
3,915 66,960
Kansai Paint Co. Ltd.
1,213 18,667
Kao Corp.
937 37,912
Kawasaki Heavy Industries Ltd.
182 11,525
KDDI Corp.
2,685 46,276
KDX Realty Investment Corp.
REIT
65 74,185
Keihan Holdings Co. Ltd.
800 17,353
Keikyu Corp.
1,104 10,817
Keio Corp.
500 13,054
Keisei Electric Railway Co. Ltd.
1,200 9,747
Kewpie Corp.
1,732 48,891
Keyence Corp.
7 2,384
Kikkoman Corp.
1,834 16,806
Kinden Corp.
2,962 123,073
Kintetsu Group Holdings Co. Ltd.
900 17,051
Kioxia Holdings Corp. *
1,237 74,561
Kirin Holdings Co. Ltd.
1,251 19,669
Kobayashi Pharmaceutical Co.
Ltd.
200 6,690
Kobe Bussan Co. Ltd.
300 7,290
Kobe Steel Ltd.
1,657 20,732
Koei Tecmo Holdings Co. Ltd.
1,526 20,858
Koito Manufacturing Co. Ltd.
3,200 46,580
Kokuyo Co. Ltd.
13,183 78,777
Komatsu Ltd.
4,998 164,048
Konami Group Corp.
232 35,436
Konica Minolta, Inc.
1,100 4,626
Kotobuki Spirits Co. Ltd.
400 4,720
Kraftia Corp.
283 14,365
K's Holdings Corp.
3,974 40,097
Kubota Corp.
1,555 22,461
Kuraray Co. Ltd.
2,239 22,038
Kurita Water Industries Ltd.
808 32,191
Kusuri no Aoki Holdings Co. Ltd.
90 2,254
Kyocera Corp.
2,406 32,949
Number
of Shares Value $
Kyoto Financial Group, Inc.
279 6,079
Kyowa Kirin Co. Ltd.
200 3,371
Kyushu Electric Power Co., Inc.
6,088 67,961
Kyushu Railway Co.
996 25,652
LaSalle Logiport REIT
10 9,952
Lion Corp.
3,428 36,367
Lixil Corp.
3,433 40,677
LY Corp.
1,200 3,234
M3, Inc.
354 5,846
Mabuchi Motor Co. Ltd.
2,161 38,449
Macnica Holdings, Inc.
390 5,798
Makita Corp.
1,241 36,081
Marubeni Corp.
5,140 135,672
Marui Group Co. Ltd.
582 11,834
Maruichi Steel Tube Ltd.
6,870 63,505
Maruwa Co. Ltd./Aichi
17 5,159
MatsukiyoCocokara & Co.
4,384 81,190
Mazda Motor Corp.
1,557 11,404
McDonald's Holdings Co. Japan
Ltd.
569 23,227
Mebuki Financial Group, Inc.
1,500 9,800
Medipal Holdings Corp.
5,440 95,047
MEIJI Holdings Co. Ltd.
2,013 43,459
MINEBEA MITSUMI, Inc.
371 7,539
MISUMI Group, Inc.
1,030 14,904
Mitsubishi Chemical Group
Corp.
10,839 61,214
Mitsubishi Corp.
2,594 61,538
Mitsubishi Electric Corp.
5,086 137,637
Mitsubishi Estate Co. Ltd.
1,500 35,421
Mitsubishi Gas Chemical Co.,
Inc.
1,249 21,590
Mitsubishi HC Capital, Inc.
575 4,604
Mitsubishi Heavy Industries Ltd.
578 14,619
Mitsubishi Logistics Corp.
5,655 42,453
Mitsubishi Materials Corp.
1,930 38,724
Mitsubishi Motors Corp.
1,400 3,340
Mitsubishi UFJ Financial Group,
Inc.
366 5,684
Mitsui & Co. Ltd.
2,623 69,706
Mitsui Chemicals, Inc.
1,811 45,678
Mitsui Fudosan Co. Ltd.
2,782 32,687
Mitsui Fudosan Logistics Park,
Inc. REIT
8 6,178
Mitsui Kinzoku Co. Ltd.
1,321 150,935
Mitsui OSK Lines Ltd.
674 19,147
Miura Co. Ltd.
266 5,225
Mizuho Financial Group, Inc.
255 8,943
Modec, Inc.
108 10,855
MonotaRO Co. Ltd.
284 4,172
Mori Hills REIT Investment Corp.
REIT
6 5,771
Morinaga & Co. Ltd.
763 13,055

8 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
MS&AD Insurance Group
Holdings, Inc.
1,863 41,367
Murata Manufacturing Co. Ltd.
1,590 32,737
Nabtesco Corp.
744 16,215
Nagase & Co. Ltd.
1,463 34,416
Nagoya Railroad Co. Ltd.
2,229 23,504
Nankai Electric Railway Co. Ltd.
1,117 21,059
NEC Corp.
1,414 53,380
Nexon Co. Ltd.
300 7,303
NGK Insulators Ltd.
5,430 107,208
NH Foods Ltd.
1,553 68,728
NHK Spring Co. Ltd.
2,891 47,251
Nichias Corp.
1,216 48,437
Nichirei Corp.
719 8,971
Nidec Corp.
701 8,845
Nifco, Inc.
1,905 58,658
Nikkon Holdings Co. Ltd.
1,819 43,094
Nikon Corp.
600 6,946
Nintendo Co. Ltd.
200 17,020
Nippon Accommodations Fund,
Inc. REIT
5 4,258
Nippon Building Fund, Inc. REIT
22 21,048
Nippon Electric Glass Co. Ltd.
1,273 47,249
NIPPON EXPRESS HOLDINGS,
Inc.
5,916 125,561
Nippon Kayaku Co. Ltd.
4,725 49,612
Nippon Paint Holdings Co. Ltd.
200 1,305
Nippon Prologis REIT, Inc. REIT
17 10,251
Nippon Sanso Holdings Corp.
507 16,514
Nippon Shinyaku Co. Ltd.
712 16,576
Nippon Shokubai Co. Ltd.
4,091 48,998
Nippon Steel Corp.
13,700 55,476
Nippon Television Holdings, Inc.
734 18,814
Nippon Yusen KK
1,617 51,292
Nipro Corp.
457 4,410
Nissan Chemical Corp.
1,698 57,441
Nissan Motor Co. Ltd. *
1,000 2,462
Nisshin Seifun Group, Inc.
2,739 32,884
Nissin Foods Holdings Co. Ltd.
261 4,742
Niterra Co. Ltd.
4,049 175,089
Nitto Denko Corp.
7,916 195,858
NOF Corp.
3,137 63,705
NOK Corp.
1,814 32,339
Nomura Holdings, Inc.
1,200 9,055
Nomura Real Estate Holdings,
Inc.
1,552 9,531
Nomura Real Estate Master
Fund, Inc. REIT
13 14,195
Nomura Research Institute Ltd.
451 18,017
NS Solutions Corp.
600 14,695
NSK Ltd.
5,611 33,037
NTT, Inc.
22,538 22,502
Obayashi Corp.
12,490 254,842
Number
of Shares Value $
OBIC Business Consultants Co.
Ltd.
99 5,549
Obic Co. Ltd.
780 25,102
Odakyu Electric Railway Co. Ltd.
1,310 14,854
Oji Holdings Corp.
17,679 93,102
OKUMA Corp.
666 16,068
Olympus Corp.
566 7,617
Ono Pharmaceutical Co. Ltd.
1,211 17,077
Open House Group Co. Ltd.
2,109 123,986
Oracle Corp.
136 11,700
Organo Corp.
170 14,543
Oriental Land Co. Ltd.
417 8,035
ORIX Corp.
1,836 49,921
Orix JREIT, Inc. REIT
48 32,974
Osaka Gas Co. Ltd.
6,388 224,491
Otsuka Corp.
656 12,977
Otsuka Holdings Co. Ltd.
1,001 56,744
PALTAC Corp.
872 26,263
Pan Pacific International
Holdings Corp.
3,670 22,274
Panasonic Holdings Corp.
10,213 128,374
Park24 Co. Ltd.
800 9,474
Persol Holdings Co. Ltd.
23,795 42,833
Pola Orbis Holdings, Inc.
400 3,442
Recruit Holdings Co. Ltd.
138 7,080
Relo Group, Inc.
1,419 15,595
Resona Holdings, Inc.
1,000 10,186
Resonac Holdings Corp.
690 28,856
Resorttrust, Inc.
3,993 49,769
Ricoh Co. Ltd.
1,412 12,677
Rinnai Corp.
2,522 64,290
Ryohin Keikaku Co. Ltd.
1,477 29,332
Sankyo Co. Ltd.
6,666 115,422
Sankyu, Inc.
1,871 101,253
Sanrio Co. Ltd.
79 2,827
Santen Pharmaceutical Co. Ltd.
3,196 32,759
Sanwa Holdings Corp.
3,788 97,704
Sapporo Holdings Ltd.
51 2,648
Sawai Group Holdings Co. Ltd.
1,299 16,499
SBI Holdings, Inc.
1,142 24,062
SCREEN Holdings Co. Ltd.
214 17,629
Secom Co. Ltd.
2,608 88,226
Sega Sammy Holdings, Inc.
278 4,776
Seibu Holdings, Inc.
3,485 108,291
Seiko Epson Corp.
807 10,058
Seino Holdings Co. Ltd.
1,816 26,225
Sekisui Chemical Co. Ltd.
11,087 188,880
Sekisui House Ltd.
670 15,014
Sekisui House Reit, Inc. REIT
47 23,974
Seven & i Holdings Co. Ltd.
853 11,741
Seven Bank Ltd.
2,300 4,270
SG Holdings Co. Ltd.
4,808 48,080

DBX ETF Trust | 9
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Shikoku Electric Power Co., Inc.
4,200 42,067
Shimadzu Corp.
647 18,487
Shimamura Co. Ltd.
1,125 80,671
Shimano, Inc.
41 4,334
Shimizu Corp.
7,551 134,084
Shin-Etsu Chemical Co. Ltd.
619 18,651
Shionogi & Co. Ltd.
4,996 85,817
Shizuoka Financial Group, Inc.
1,127 16,340
SHO-BOND Holdings Co. Ltd.
517 16,754
SKY Perfect JSAT Holdings, Inc.
4,740 58,775
Skylark Holdings Co. Ltd.
1,368 32,436
SMC Corp.
51 17,936
SoftBank Corp.
25,852 36,976
Sohgo Security Services Co. Ltd.
6,059 47,525
Sojitz Corp.
1,974 57,734
Sompo Holdings, Inc.
823 26,122
Sony Financial Group, Inc. *
669 634
Sony Group Corp.
669 19,613
Sotetsu Holdings, Inc.
623 11,087
Square Enix Holdings Co. Ltd.
1,449 28,989
Stanley Electric Co. Ltd.
2,412 47,251
Subaru Corp.
6,883 154,774
Sugi Holdings Co. Ltd.
1,317 31,108
Sumitomo Bakelite Co. Ltd.
1,008 32,892
Sumitomo Chemical Co. Ltd.
24,979 76,354
Sumitomo Corp.
3,754 117,828
Sumitomo Electric Industries
Ltd.
5,845 230,017
Sumitomo Heavy Industries Ltd.
392 10,691
Sumitomo Metal Mining Co. Ltd.
269 8,847
Sumitomo Mitsui Financial
Group, Inc.
94 2,830
Sumitomo Mitsui Trust Holdings,
Inc.
775 22,453
Sumitomo Realty &
Development Co. Ltd.
560 27,065
Sumitomo Rubber Industries
Ltd.
1,401 19,549
Sundrug Co. Ltd.
1,628 45,183
Suntory Beverage & Food Ltd.
728 23,102
Suzuken Co. Ltd.
382 14,874
Suzuki Motor Corp.
6,215 97,218
Sysmex Corp.
352 3,352
T&D Holdings, Inc.
181 3,935
Taiheiyo Cement Corp.
1,725 41,884
Taisei Corp.
1,787 152,877
Taiyo Holdings Co. Ltd.
896 26,757
Takara Holdings, Inc.
490 4,713
Takasago Thermal Engineering
Co. Ltd.
1,118 32,541
Takashimaya Co. Ltd.
2,876 30,981
Takeda Pharmaceutical Co. Ltd.
470 13,571
TBS Holdings, Inc.
417 15,542
Number
of Shares Value $
TDK Corp.
2,477 40,627
TechnoPro Holdings, Inc.
306 9,501
Teijin Ltd.
4,103 34,536
Terumo Corp.
1,727 27,003
THK Co. Ltd.
295 7,560
TIS, Inc.
1,691 55,926
Tobu Railway Co. Ltd.
1,976 33,258
Toda Corp.
2,226 17,317
Toho Co. Ltd.
996 57,411
Toho Gas Co. Ltd.
1,926 60,181
Tohoku Electric Power Co., Inc.
3,330 24,572
Tokai Carbon Co. Ltd.
1,000 6,588
Tokio Marine Holdings, Inc.
931 32,867
Tokyo Century Corp.
429 5,431
Tokyo Electric Power Co.
Holdings, Inc. *
2,239 11,378
Tokyo Electron Ltd.
36 7,336
Tokyo Gas Co. Ltd.
4,600 186,653
Tokyo Metro Co. Ltd.
1,117 11,492
Tokyo Ohka Kogyo Co. Ltd.
935 35,908
Tokyo Seimitsu Co. Ltd.
125 8,311
Tokyo Tatemono Co. Ltd.
1,972 43,598
Tokyu Corp.
2,014 23,528
Tokyu Fudosan Holdings Corp.
3,077 28,631
Tomy Co. Ltd.
608 11,276
TOPPAN Holdings, Inc.
1,190 38,419
Toray Industries, Inc.
24,911 162,029
Toridoll Holdings Corp.
268 7,715
Tosoh Corp.
8,156 123,059
TOTO Ltd.
488 12,771
Toyo Seikan Group Holdings Ltd.
3,439 82,091
Toyo Suisan Kaisha Ltd.
892 64,078
Toyo Tire Corp.
2,921 80,377
Toyoda Gosei Co. Ltd.
2,231 51,039
Toyota Boshoku Corp.
2,884 44,780
Toyota Industries Corp.
282 31,588
Toyota Motor Corp.
283 5,682
Toyota Tsusho Corp.
3,881 125,694
Trend Micro, Inc.
261 13,039
TS Tech Co. Ltd.
2,098 24,247
Tsumura & Co.
289 7,239
Tsuruha Holdings, Inc.
8,322 147,667
UBE Corp.
743 11,939
Ulvac, Inc.
129 5,539
Unicharm Corp.
1,031 6,051
United Urban Investment Corp.
REIT
18 21,282
USS Co. Ltd.
6,239 69,647
West Japan Railway Co.
4,182 83,292
Workman Co. Ltd.
259 11,917
Yakult Honsha Co. Ltd.
922 14,440
Yamada Holdings Co. Ltd.
6,258 19,193

10 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Yamaguchi Financial Group, Inc.
500 6,530
Yamaha Corp.
1,858 12,865
Yamaha Motor Co. Ltd.
2,186 15,850
Yamato Holdings Co. Ltd.
2,722 39,212
Yamato Kogyo Co. Ltd.
564 37,751
Yamazaki Baking Co. Ltd.
1,641 34,450
Yaskawa Electric Corp.
300 7,765
Yokogawa Electric Corp.
2,289 73,225
Yokohama Financial Group, Inc.
1,100 8,702
Yokohama Rubber Co. Ltd.
843 33,455
Zenkoku Hosho Co. Ltd.
3,171 64,416
Zensho Holdings Co. Ltd.
323 19,469
Zeon Corp.
4,956 56,674
ZOZO, Inc.
884 7,625
(Cost $13,268,208)
16,129,086
Luxembourg — 0.4%
ArcelorMittal SA
1,800 77,669
Eurofins Scientific SE
838 57,030
RTL Group SA
896 35,407
Tenaris SA
1,750 35,298
(Cost $178,307)
205,404
Mexico — 0.0%
Fresnillo PLC
(Cost $3,841)
323 11,273
Netherlands — 1.7%
ABN AMRO Bank NV CVA, 144A
428 14,479
Akzo Nobel NV
695 45,201
Argenx SE *
9 8,172
ASR Nederland NV
189 12,757
CTP NV, 144A
1,749 37,267
Euronext NV, 144A
74 11,362
EXOR NV
1,040 87,626
Ferrovial SE
1,175 76,992
Heineken Holding NV
595 42,502
Heineken NV
201 16,371
ING Groep NV
194 5,032
JDE Peet's NV
1,012 37,137
Koninklijke Ahold Delhaize NV
5,280 218,453
Koninklijke KPN NV
30,908 141,329
Koninklijke Philips NV
125 3,519
Koninklijke Vopak NV
607 27,502
NN Group NV
392 28,424
Prosus NV *
152 9,572
QIAGEN NV
755 36,034
Randstad NV
565 21,980
Universal Music Group NV
400 10,250
Wolters Kluwer NV
180 19,135
(Cost $770,960)
911,096
New Zealand — 0.5%
a2 Milk Co. Ltd.
2,075 13,050
Number
of Shares Value $
Air New Zealand Ltd.
65,064 22,223
Auckland International Airport
Ltd.
5,201 23,885
Contact Energy Ltd.
11,774 65,088
Fisher & Paykel Healthcare Corp.
Ltd.
2,204 47,192
Fletcher Building Ltd. *
4,045 7,779
Mainfreight Ltd.
690 26,618
Mercury NZ Ltd.
2,861 10,445
Spark New Zealand Ltd.
15,133 19,633
Xero Ltd. *
48 3,848
(Cost $218,285)
239,761
Norway — 1.2%
Aker ASA, Class A
860 67,100
Aker BP ASA
2,135 52,001
DNB Bank ASA
1,183 31,644
Equinor ASA
1,195 27,546
Gjensidige Forsikring ASA
1,060 29,685
Kongsberg Gruppen ASA
1,167 27,662
Mowi ASA
2,503 56,830
Norsk Hydro ASA
6,195 44,341
Orkla ASA
11,298 120,997
Salmar ASA
130 7,598
Telenor ASA
5,636 81,427
Var Energi ASA
4,892 15,301
Vend Marketplaces ASA, Class B
1,686 46,850
Yara International ASA
754 27,551
(Cost $570,459)
636,533
Poland — 0.7%
Allegro.eu SA, 144A *
580 5,100
Bank Polska Kasa Opieki SA
667 36,584
Dino Polska SA, 144A *
3,572 40,007
KGHM Polska Miedz SA *
304 17,654
LPP SA
1 4,666
ORLEN SA
5,707 147,190
Powszechna Kasa Oszczednosci
Bank Polski SA
1,505 31,954
Powszechny Zaklad Ubezpieczen
SA
3,433 59,197
Santander Bank Polska SA
109 15,399
(Cost $265,999)
357,751
Portugal — 0.4%
Banco Comercial Portugues SA,
Class R
7,257 6,918
EDP SA
14,255 63,627
Galp Energia SGPS SA
2,193 44,196
Jeronimo Martins SGPS SA
4,565 108,289
(Cost $204,999)
223,030
Russia — 0.0%
Evraz PLC * (c)
(Cost $35,071)
4,559 0

DBX ETF Trust | 11
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Singapore — 2.6%
BOC Aviation Ltd., 144A
3,045 27,710
CapitaLand Ascendas REIT
26,188 56,818
CapitaLand Ascott Trust (a)
18,797 13,715
CapitaLand Integrated
Commercial Trust REIT
33,494 60,774
CapitaLand Investment Ltd.
2,343 4,794
City Developments Ltd.
2,082 11,623
ComfortDelGro Corp. Ltd.
70,029 77,861
DBS Group Holdings Ltd.
733 30,675
Frasers Logistics & Commercial
Trust REIT
7,038 5,325
Genting Singapore Ltd.
67,278 39,479
Jardine Cycle & Carriage Ltd.
937 24,699
Keppel REIT
9,572 7,834
Keppel DC REIT
30,673 54,708
Keppel Ltd.
13,925 110,097
Mapletree Industrial Trust REIT
12,022 19,122
Mapletree Logistics Trust REIT
4,590 4,678
Mapletree Pan Asia Commercial
Trust REIT
19,969 22,511
NETLINK NBN TRUST
29,771 22,182
Oversea-Chinese Banking Corp.
Ltd.
2,680 38,281
SATS Ltd.
8,486 22,277
Sembcorp Industries Ltd.
7,823 37,027
SIA Engineering Co. Ltd.
8,129 22,470
Singapore Airlines Ltd.
18,579 93,099
Singapore Exchange Ltd.
15,867 206,553
Singapore Technologies
Engineering Ltd.
22,005 141,020
Singapore Telecommunications
Ltd.
13,071 47,736
StarHub Ltd.
11,933 10,504
Suntec Real Estate Investment
Trust REIT
4,488 4,747
United Overseas Bank Ltd.
1,604 42,083
UOL Group Ltd.
6,138 39,904
Venture Corp. Ltd.
5,497 63,410
Wilmar International Ltd.
13,200 33,022
(Cost $1,079,976)
1,396,738
South Korea — 5.8%
Amorepacific Holdings Corp.
286 5,533
BGF retail Co. Ltd.
277 20,399
BNK Financial Group, Inc.
1,889 19,331
Celltrion, Inc.
47 5,932
Cheil Worldwide, Inc.
2,855 43,971
CJ CheilJedang Corp.
32 4,559
CJ Corp.
152 18,201
CJ Logistics Corp.
42 2,607
Coway Co. Ltd.
376 21,988
DB Insurance Co. Ltd.
841 71,196
Dongsuh Cos., Inc.
143 2,664
Number
of Shares Value $
Doosan Bobcat, Inc. *
134 5,030
E-MART, Inc.
366 19,462
F&F Co. Ltd. / New
114 5,628
GS Engineering & Construction
Corp.
272 3,573
GS Holdings Corp.
972 37,277
GS Retail Co. Ltd.
799 11,708
Hana Financial Group, Inc.
1,530 97,065
Hankook Tire & Technology Co.
Ltd.
900 37,636
Hanwha Corp.
94 5,075
Hanwha Vision Co. Ltd. *
66 1,946
HD Hyundai Co. Ltd.
1,123 150,049
HD Hyundai Heavy Industries
Co. Ltd.
16 5,821
HD HYUNDAI MIPO (c)
42 6,214
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
215 59,940
Hite Jinro Co. Ltd.
890 11,383
HL Mando Co. Ltd.
85 2,693
Hyundai Engineering &
Construction Co. Ltd.
1,104 50,296
Hyundai Glovis Co. Ltd.
853 95,355
Hyundai Marine & Fire Insurance
Co. Ltd. *
434 8,868
Hyundai Mobis Co. Ltd.
880 185,197
Hyundai Motor Co.
83 14,758
Hyundai Steel Co.
1,033 21,213
iM Financial Group Co. Ltd.
3,211 31,222
Industrial Bank of Korea
3,371 47,104
Kakao Corp.
126 5,029
Kangwon Land, Inc.
4,534 55,463
KB Financial Group, Inc.
726 61,609
KCC Corp.
24 6,805
KEPCO Plant Service &
Engineering Co. Ltd.
924 33,488
Kia Corp.
1,221 94,731
Korea Electric Power Corp.
3,671 131,049
Korea Investment Holdings Co.
Ltd.
145 15,815
Korean Air Lines Co. Ltd.
2,144 31,854
Krafton, Inc. *
17 2,977
KT&G Corp.
2,021 199,949
LG CNS Co. Ltd.
692 27,291
LG Corp.
437 23,415
LG Display Co. Ltd. *
1,577 13,447
LG Electronics, Inc.
115 6,694
LG H&H Co. Ltd.
34 6,392
LG Uplus Corp.
8,892 91,057
LIG Nex1 Co. Ltd.
16 4,167
Lotte Corp.
411 7,671
LS Corp.
42 5,109
Meritz Financial Group, Inc.
30 2,215

12 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Misto Holdings Corp.
131 3,808
NAVER Corp.
335 55,581
NCSoft Corp.
33 4,712
NH Investment & Securities Co.
Ltd.
205 2,879
NongShim Co. Ltd.
55 16,717
Orion Corp.
816 58,537
Otoki Corp.
42 11,109
Pan Ocean Co. Ltd.
1,916 4,912
POSCO Holdings, Inc.
75 15,784
S-1 Corp.
877 44,725
Samsung Biologics Co. Ltd.,
144A *
1 1,093
Samsung C&T Corp.
823 125,914
Samsung Card Co. Ltd.
221 8,250
Samsung E&A Co. Ltd.
3,009 52,276
Samsung Electro-Mechanics
Co. Ltd.
501 85,507
Samsung Electronics Co. Ltd.
241 16,469
Samsung Fire & Marine
Insurance Co. Ltd.
308 100,841
Samsung Heavy Industries Co.
Ltd. *
1,180 19,738
Samsung Life Insurance Co. Ltd.
181 18,818
Samsung SDS Co. Ltd.
297 34,029
Samsung Securities Co. Ltd.
1,434 76,836
Samyang Foods Co. Ltd.
5 4,913
Shinhan Financial Group Co. Ltd.
1,217 64,547
SK hynix, Inc.
190 68,473
SK Square Co. Ltd. *
169 34,245
SK, Inc.
184 33,218
S-Oil Corp. *
119 6,206
Woori Financial Group, Inc.
8,004 144,498
(Cost $2,349,853)
3,071,756
Spain — 2.1%
Acciona SA
516 103,540
ACS Actividades de
Construccion y Servicios SA
3,781 349,508
Aena Sme SA, 144A
2,060 56,087
Amadeus IT Group SA
562 41,312
Banco Bilbao Vizcaya Argentaria
SA
257 5,537
Banco de Sabadell SA
1,512 5,507
Banco Santander SA
1,210 12,980
Bankinter SA
1,623 25,541
CaixaBank SA
1,427 15,925
Cellnex Telecom SA, 144A *
101 3,031
Corp ACCIONA Energias
Renovables SA
229 5,602
Endesa SA
2,063 74,843
Iberdrola SA
2,224 46,937
Industria de Diseno Textil SA
82 4,592
Mapfre SA
10,696 49,504
Number
of Shares Value $
Merlin Properties Socimi SA
REIT
604 8,916
Naturgy Energy Group SA
598 18,405
Redeia Corp. SA
2,028 36,198
Repsol SA
6,815 126,388
Telefonica SA
27,235 118,055
(Cost $836,773)
1,108,408
Sweden — 3.1%
AAK AB
409 11,518
AddTech AB, Class B
509 17,507
Alfa Laval AB
824 38,938
Assa Abloy AB, Class B
984 37,412
Atlas Copco AB, Class A
740 12,569
Atlas Copco AB, Class B
392 5,997
Axfood AB
676 19,352
Beijer Ref AB
504 8,034
Boliden AB *
3,407 163,202
Epiroc AB, Class A
929 19,956
Epiroc AB, Class B
578 11,147
Essity AB, Class B
2,038 56,440
Evolution AB, 144A
146 9,988
Getinge AB, Class B
281 6,403
H & M Hennes & Mauritz AB,
Class B
599 10,879
Hexagon AB, Class B
2,722 31,861
Holmen AB, Class B
725 26,566
Industrivarden AB, Class A
1,041 43,751
Industrivarden AB, Class C
1,249 52,533
Indutrade AB
168 4,172
Investor AB, Class A
550 18,637
Investor AB, Class B
1,519 51,762
L E Lundbergforetagen AB,
Class B
97 5,163
Lifco AB, Class B
306 11,264
Saab AB, Class B
213 10,741
Sagax AB, Class B
94 2,013
Sagax AB, Class D
3,800 13,779
Sandvik AB
2,312 69,887
Securitas AB, Class B
5,606 85,590
Skandinaviska Enskilda Banken
AB, Class A
868 17,288
Skanska AB, Class B
6,056 155,513
SKF AB, Class B
2,851 74,662
SSAB AB, Class A
2,285 16,440
SSAB AB, Class B
6,990 49,062
Svenska Cellulosa AB SCA,
Class B
1,489 19,363
Svenska Handelsbanken AB,
Class A
1,373 19,055
Sweco AB, Class B
577 9,837
Swedbank AB, Class A
1,486 47,313
Swedish Orphan Biovitrum AB *
211 7,579
Tele2 AB, Class B
6,883 109,611

DBX ETF Trust | 13
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Telefonaktiebolaget LM Ericsson,
Class B
8,474 81,831
Telia Co. AB
16,346 65,684
Trelleborg AB, Class B
600 25,242
Volvo AB, Class A
172 5,168
Volvo AB, Class B
2,186 65,545
(Cost $1,236,698)
1,626,254
Switzerland — 3.5%
ABB Ltd.
435 31,270
Adecco Group AG
1,161 32,475
Alcon, Inc.
200 15,906
Amrize Ltd. *
923 47,590
Avolta AG *
489 26,869
Baloise Holding AG
33 8,639
Banque Cantonale Vaudoise
28 3,397
Belimo Holding AG
49 47,935
BKW AG
310 64,706
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
4 58,883
Cie Financiere Richemont SA,
Class A
84 17,816
Coca-Cola HBC AG *
2,650 133,006
DKSH Holding AG
386 26,969
DSM-Firmenich AG
91 7,473
Emmi AG
17 15,350
EMS-Chemie Holding AG
23 15,697
Flughafen Zurich AG
245 73,108
Geberit AG
167 130,114
Georg Fischer AG
351 23,190
Givaudan SA
3 12,655
Glencore PLC *
2,224 10,632
Helvetia Holding AG
67 17,389
Holcim AG *
3,266 305,957
Julius Baer Group Ltd.
288 20,588
Kuehne + Nagel International AG
89 17,857
Logitech International SA
557 62,640
Lonza Group AG
18 12,330
Nestle SA
127 12,626
Novartis AG
126 16,395
Partners Group Holding AG
24 28,479
PSP Swiss Property AG
333 58,973
Roche Holding AG
24 9,188
Sandoz Group AG
332 23,452
Schindler Holding AG
83 28,168
Schindler Holding AG
Participation Certificates
150 53,615
SGS SA
315 36,155
SIG Group AG *
961 11,651
Sika AG
48 9,460
Sonova Holding AG
61 15,202
STMicroelectronics NV
332 7,620
Number
of Shares Value $
STMicroelectronics NV, Class Y
104 2,391
Straumann Holding AG
40 4,563
Swatch Group AG — Bearer
107 21,608
Swatch Group AG — Registered
279 11,515
Swiss Life Holding AG
14 15,357
Swiss Prime Site AG
273 40,290
Swiss Re AG
295 52,005
Swisscom AG
55 39,489
Swissquote Group Holding SA
43 26,573
Temenos AG
116 10,524
UBS Group AG
171 6,606
VAT Group AG, 144A
23 10,123
VZ Holding AG
76 14,122
Zurich Insurance Group AG
49 35,224
(Cost $1,428,101)
1,841,815
Thailand — 0.1%
Thai Beverage PCL
(Cost $40,392)
103,966 37,327
United Kingdom — 8.9%
3i Group PLC
4,180 174,906
Admiral Group PLC
4,370 183,667
Airtel Africa PLC, 144A
1,715 7,063
Anglo American PLC
91 3,438
Ashtead Group PLC
420 26,868
Associated British Foods PLC
3,041 86,066
AstraZeneca PLC
37 6,851
Auto Trader Group PLC, 144A
4,155 35,179
Aviva PLC
4,869 42,050
BAE Systems PLC
3,024 66,132
Barclays PLC
2,715 15,478
Barratt Redrow PLC
938 4,902
Beazley PLC
15,374 162,455
Berkeley Group Holdings PLC
449 22,345
BP PLC
5,816 35,002
British American Tobacco PLC
949 55,591
British Land Co. PLC REIT
3,098 16,698
BT Group PLC
34,079 81,707
Bunzl PLC
461 13,218
Burberry Group PLC *
689 10,403
Centrica PLC
86,997 197,690
Coca-Cola Europacific Partners
PLC
253 23,298
Compass Group PLC
1,965 61,758
Convatec Group PLC, 144A
9,039 28,217
Croda International PLC
323 11,649
Diageo PLC
785 18,051
Diploma PLC
560 40,550
Endeavour Mining PLC
559 25,850
GSK PLC
2,051 48,672
Haleon PLC
6,653 32,696
Halma PLC
1,826 86,132

14 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Hikma Pharmaceuticals PLC
1,369 28,188
Howden Joinery Group PLC
3,141 35,001
HSBC Holdings PLC
367 5,204
ICG PLC
769 21,153
IMI PLC
3,445 111,103
Imperial Brands PLC
9,902 420,895
Informa PLC
2,573 32,722
InterContinental Hotels Group
PLC
523 69,401
International Consolidated
Airlines Group SA
3,452 18,126
Intertek Group PLC
1,039 63,685
J Sainsbury PLC
35,833 152,977
Kingfisher PLC
19,138 77,494
Land Securities Group PLC REIT
2,883 23,111
Legal & General Group PLC
1,746 5,712
Lloyds Banking Group PLC
28,268 36,009
Marks & Spencer Group PLC
8,539 39,339
Melrose Industries PLC
825 6,504
Mondi PLC
1,772 20,380
National Grid PLC
2,273 34,529
NatWest Group PLC
4,256 35,651
Next PLC
1,039 194,387
Pearson PLC
5,005 66,157
Persimmon PLC
756 13,373
Phoenix Group Holdings PLC
1,533 14,137
Reckitt Benckiser Group PLC
1,448 112,277
RELX PLC
579 23,253
Rentokil Initial PLC
4,622 25,489
Rightmove PLC
5,858 42,582
Rio Tinto PLC
1,403 100,794
Sage Group PLC
5,329 75,870
Schroders PLC
3,853 19,829
Segro PLC REIT
1,281 12,129
Severn Trent PLC
1,060 39,579
Shell PLC
739 27,255
Smith & Nephew PLC
3,414 56,748
Smiths Group PLC
4,905 158,839
Spirax Group PLC
277 24,609
SSE PLC
2,810 81,837
St. James's Place PLC
429 7,918
Standard Chartered PLC
330 7,317
Taylor Wimpey PLC
7,510 10,209
Tesco PLC
57,607 343,711
Unilever PLC
294 17,701
UNITE Group PLC REIT
3,248 22,723
United Utilities Group PLC
4,825 79,083
Vodafone Group PLC
112,949 140,708
Weir Group PLC
1,691 62,109
Whitbread PLC
1,013 33,421
Wise PLC, Class A *
3,485 40,774
Number
of Shares Value $
WPP PLC
1,249 5,028
(Cost $3,623,666)
4,721,612
United States — 0.1%
Brookfield Asset Management
Ltd., Class A
106 5,596
RB Global, Inc.
492 48,316
Samsonite Group SA, 144A
2,584 6,382
(Cost $67,502)
60,294
TOTAL COMMON STOCKS
(Cost $42,407,476)
52,302,330
PREFERRED STOCKS — 0.3%
Germany — 0.2%
Bayerische Motoren Werke AG
48 4,526
FUCHS SE
906 41,343
Henkel AG & Co. KGaA
350 28,263
Volkswagen AG
168 19,182
(Cost $84,562)
93,314
South Korea — 0.1%
Amorepacific Corp.
181 5,710
CJ CheilJedang Corp.
59 5,520
Hanwha Corp.
348 8,507
Hyundai Motor Co.
36 4,766
Mirae Asset Securities Co. Ltd.
1,356 9,119
Samsung Fire & Marine
Insurance Co. Ltd.
59 14,844
(Cost $37,914)
48,466
TOTAL PREFERRED STOCKS
(Cost $122,476)
141,780
RIGHTS — 0.0%
Norway — 0.0%
Vend Marketplaces ASA* ,
expires 12/15/25(c)
(Cost $0)
825 1,595
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*
(c)
,
expires 3/31/40
(Cost $0)
38 0
EXCHANGE-TRADED FUNDS
— 0.1%
Vanguard FTSE Developed
Markets ETF
(Cost $64,426)
1,250 76,963
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
3.94% (d)
(Cost $71,516)
71,516 71,516

DBX ETF Trust | 15
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
Number
of Shares Value $
TOTAL INVESTMENTS — 99.0%
(Cost $42,665,894)
52,594,184
Other assets and liabilities,
net — 1.0%
504,548
NET ASSETS — 100.0%
53,098,732
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (b)
9,666 — (9,998) 3,906 (3,574) — — — —
DWS Group GmbH & Co. KGaA, 144A (b)
7,452 17,646 — — (262) — — 400 24,836
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 3.94% (d)
88,719 795,101 (812,304) — — 760 — 71,516 71,516
105,837 812,747 (822,302) 3,906 (3,836) 760 — 71,916 96,352
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
CDI: Chess Depositary Interests
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

16 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
At November 30, 2025 the Xtrackers FTSE Developed ex US Multifactor ETF had the following sector diversification:
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds and Cash
Equivalents
Industrials
13,575,199 25 .9
Financials
7,472,184 14 .2
Consumer Discretionary
5,825,687 11 .2
Consumer Staples
5,668,991 10 .8
Materials
5,016,295 9 .6
Utilities
4,164,031 7 .9
Communication Services
2,717,967 5 .2
Real Estate
2,331,213 4 .4
Information Technology
2,214,213 4 .2
Energy
1,811,752 3 .5
Health Care
1,648,173 3 .1
Total
52,445,705 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
EURO STOXX 50 Index
EUR 1 63,987 65,850 12/19/2025 1,863
MINI TOPIX Index
JPY 4 80,885 86,626 12/11/2025 5,741
MSCI EAFE Index
USD 2 277,950 281,890 12/19/2025 3,940
S&P/TSX 60 Index Mini
CAD 1 62,115 66,059 12/18/2025 3,944
Total unrealized appreciation
15,488
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD U.S. Dollar

DBX ETF Trust | 17
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DEEF-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 52,296,116 $ — $ 6,214 $ 52,302,330
Preferred Stocks (a)
141,780 — — 141,780
Rights
— — 1,595 1,595
Warrants
— — 0 0
Exchange-Traded Funds
76,963 — — 76,963
Short-Term Investments (a)
71,516 — — 71,516
Derivatives (b)
Futures Contracts
15,488 — — 15,488
TOTAL
$ 52,601,863 $ — $ 7,809 $ 52,609,672
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.